Stockholders' Equity - Summary of Cash Dividends Paid (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			36 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Stockholders Equity [Abstract]
Total Cash Dividends Paid	$ 102.0	$ 100.9	$ 87.4	$ 290.3
Total Cash Dividends Paid Per Common Share	$ 0.52	$ 0.52	$ 0.52